Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,198	$ 5,557
Non-current finance debt	43,746	55,619
Total	46,944	61,176
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,198	5,557
Non-current finance debt	43,746	55,619
Total	$ 46,944	$ 61,176